[GRAPHIC]                                                   Semi-Annual
                                                              Report
                                                           June 30, 2000
                                                            (unaudited)

                             Pilgrim Mutual Funds

                           PILGRIM
                           GLOBAL TECHNOLOGY
                           FUND, INC.
                           ----------------------------------------------------
                           Investment Objective: Long-term Capital Appreciation

Chairman's Message
-------------------------------------------------------------------------------

Dear Shareholders:

  Welcome to the Pilgrim Mutual Funds family. We are pleased to present the Semi-Annual Report for Pilgrim Global Technology Fund, Inc. (formerly Lexington Global Technology Fund, Inc.).

  On July 26, 2000, ReliaStar Financial Corp. ("ReliaStar") acquired Lexington Management Corporation and all of its subsidiaries. In conjunction with the acquisition, Pilgrim Investments, Inc., a subsidiary of ReliaStar, was appointed to the role of Investment Adviser to the Fund. As a shareholder in the Pilgrim family of funds, you now have access to more funds with varying investment objectives. As a Lexington Fund shareholder as of July 26th, you can now exchange into any Pilgrim Fund A shares without paying a sales load.

  Our fund family has 41 varying types of mutual funds which provide more core investment choices for the serious investor. We believe that the key to success is matching quality core investments to the individual needs of investors. Core investments are the foundation of every portfolio and the basis of other important investment decisions. Pilgrim prides itself on providing a family of core investments designed to help you reach your financial goals. Our goal is for every investor to have a successful investment experienceSM.

  If you have any questions regarding your account, or any other Pilgrim Fund you can access, please call us at 800-992-0180 or visit our website at www.pilgrimfunds.com.

Sincerely,

/s/ Robert W. Stallings

Robert W. Stallings
Chairman and Chief Executive Officer
Pilgrim Group, Inc.
August, 2000

Dear Shareholders:
-------------------------------------------------------------------------------

  During the second quarter the Pilgrim Global Technology Fund, Inc. (formerly Lexington Global Technology Fund, Inc.) declined 18.57%,* underperforming the decline in the unmanaged Pacific Stock Exchange Technology Index of 5.21%. For the year through June 30th, the Fund gained 4.8%* versus a gain of 13.3% in the PSE Tech Index. The Fund's underperformance was due to relatively high weighting in smaller companies as well as exposure to Japan's OTC market.

  The market environment changed significantly during the second quarter. Enthusiasm for tech stocks turned sharply from mid-March, as the gradual tightening of liquidity by central banks took effect. Rapid re-assessment of risk led to a divergence within the technology sector between established companies and the more conceptual, capital-dependent players. Smaller, less liquid stocks fell dramatically, while companies with nearer-term profitability became the area of focus. Many of the weaker names then failed to rally as the IPO market came to a standstill. Especially in the consumer internet area, venture capital funding began to dry up.

  Relative safety during the quarter was in large-cap technology leaders. Large semiconductor equipment companies as well as chipmakers held up well with continued news of strong demand. Leading telecom equipment producers also outperformed. While service operators were hurt by the cost of third generation licences, equipment makers benefited from continuing strong capital spending.

  Going forward, the primary aim is to avoid excessive risk while maintaining diversified exposure to technology. To this end, we cut back some of the largest positions and added names like Ericsson, Philips and Telefonica. These positions raise non-US allocation and help to lower volatility, given that they are established and financially strong companies. Ability to finance growth is an increasingly important characteristic in technology companies.

  As you are aware, Lexington Global Asset Managers, Inc., the parent company of Lexington Management Corporation was acquired by ReliaStar Financial Corp. (NYSE:RLR) the parent company of Pilgrim Investments, Inc., an investment management and mutual fund company with $17 billion of assets under management.

  On May 1, ReliaStar announced that it agreed to be acquired by ING Groep N.V. ("ING Group") in a transaction that, subject to certain approvals, is expected to close in the third quarter of this year. ING Group is a global financial institution that is active in the field of insurance, banking, and asset management in more than 60 countries.

  We wish to thank you for your continued support.

Sincerely,

/s/ Alan H. Wapnick              /s/ Alan H. Wapnick
Richard T. Saler                 Alan H. Wapnick
Portfolio Manager                Portfolio Manager
August, 2000                     August, 2000

*9.58% is the since commencement (12/27/99) average annual standard total return, respectively, for the period ended June 30, 2000. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at original cost. International investing has special risks, including currency fluctuations and political instability. Investing in technology related companies may be subject to a higher degree of risk and volatility due to their concentration in a specific industry.

Pilgrim Global Technology Fund, Inc.
Statement of Net Assets
(Including the Portfolio of Investments)
June 30, 2000 (unaudited)

 Number
   of                                                                   Value
 Shares                           Security                            (Note 1)
--------------------------------------------------------------------------------

         COMMON STOCKS: 90.2%
         Finland: 2.7%
   7,100 Sonera Corporation.......................................   $   324,986
                                                                     -----------

         France: 3.5%
   6,400 Alcatel (ADR)............................................       425,600
                                                                     -----------

         Germany: 4.3%
     499 Adlink Internet Media AG/1/..............................         5,644
   4,000 Elmos Semiconductor AG...................................       207,055
   4,000 Infineon Technologies AG/1/..............................       318,252
                                                                     -----------
                                                                         530,951
                                                                     -----------

         Hong Kong: 0.9%
 200,000 Yuxing Infotech Holdings, Ltd./1/........................       109,685
                                                                     -----------

         Israel: 0.6%
   2,500 Orckit Communications, Ltd./1/...........................        75,000
                                                                     -----------

         Japan: 24.0%
   5,250 Capcom Company, Ltd. ....................................       169,208
   1,400 Citizen Electronics Company, Ltd. .......................       153,495
  10,000 Crayfish Company, Ltd. (ADR)/1/..........................        69,375
  12,000 Fujitsu, Ltd. ...........................................       416,251
     600 Hikari Tsushin, Inc. ....................................        24,669
   9,000 Matsushita Electronics...................................       233,929
  28,000 Mitsubishi Electronics...................................       303,814
      13 NTT Data Corporation.....................................       133,930
      13 NTT Docomo, Inc. ........................................       352,642
     600 Softbank Corporation.....................................        81,662
   3,800 Sony Corporation.........................................       355,572
   5,000 Square Company, Ltd. ....................................       369,560
   2,000 Tokyo Electron, Ltd. ....................................       274,476
                                                                     -----------
                                                                       2,938,583
                                                                     -----------

         Netherlands: 5.4%
   6,500 Koninklijke (Royal) Philips Electronics N.V. ............       307,803
   8,000 United Pan-Europe Communications N.V./1/.................       210,046
  12,000 World Online International NV/1/.........................       144,939
                                                                     -----------
                                                                         662,788
                                                                     -----------

         Portugal: 3.3%
   2,000 Impresa-Sociedade Gestora de Participacoes, S.A./1/......        22,048
   9,667 ParaRede, SGPS SA/1/.....................................        62,828
  48,335 ParaRede, SGPS SA (Rights)/1/............................       314,140
                                                                     -----------
                                                                         399,016
                                                                     -----------

 Number
   of                                                                  Value
 Shares                          Security                            (Note 1)
-------------------------------------------------------------------------------

         South Korea: 5.1%
   5,000 Korea Telecom Corporation (ADR)/1/......................   $   241,875
  47,900 Mirae Company (ADR)/1/..................................       384,697
                                                                    -----------
                                                                        626,572
                                                                    -----------

         Spain: 2.6%
  14,500 Telefonica S.A./1/......................................       312,740
                                                                    -----------

         Sweden: 2.4%
  14,800 Telefonaktiebolaget LM Ericsson AB......................       294,457
                                                                    -----------

         Switzerland: 2.6%
   9,000 Swisscom AG.............................................       317,250
                                                                    -----------

         Taiwan: 1.6%
   5,120 Taiwan Semiconductor Manufacturing Company, Ltd.
          (ADR)/1/...............................................       198,400
                                                                    -----------

         United Kingdom: 5.3%
  26,000 Flag Telecom Holdings, Ltd./1/..........................       388,375
  65,200 Vodafone AirTouch plc/1/................................       263,546
                                                                    -----------
                                                                        651,921
                                                                    -----------

         United States: 25.9%
   1,500 Agilent Technologies, Inc./1/...........................       110,625
   4,500 Caliper Technologies Corporation/1/.....................       206,859
   2,500 Conexant Systems, Inc./1/...............................       121,797
   4,000 Electronic Arts, Inc./1/................................       291,875
   6,300 Entrust Technologies Inc./1/............................       522,506
   7,900 Intersil Holding Corporation/1/.........................       426,600
  20,000 Litronic, Inc./1/.......................................       178,125
   6,000 Lucent Technologies, Inc................................       355,500
   9,000 Motient Corporation/1/..................................       141,469
     500 New Focus, Inc./1/......................................        41,250
   4,000 Phone.com, Inc./1/......................................       260,875
  25,000 Saflink Corporation/1/..................................        69,531
   5,900 Vitesse Semiconductor Corporation/1/....................       434,203
                                                                    -----------
                                                                      3,161,215
                                                                    -----------

         TOTAL INVESTMENTS: 90.2%
          (cost $12,577,782+) (Note 1)...........................    11,029,164
         Other assets in excess of liabilities: 9.8%.............     1,197,175
                                                                    -----------

         TOTAL NET ASSETS: 100.0%
          (equivalent to $10.48 per share on 1,166,544 shares
          outstanding)...........................................   $12,226,339
                                                                    ===========

--------
/1/Non-income producing security.
ADR--American Depository Receipt.
+  Aggregate cost for Federal income tax purposes is identical.

Pilgrim Global Technology Fund, Inc.
Statement of Net Assets
(Including the Portfolio of Investments)
June 30, 2000 (unaudited) (continued)

At June 30, 2000, the composition of the Fund's net assets by industry concentration was as follows

Biotechnology.............  1.7%
Capital Equipment.........  5.6
Computer Software.........  3.1
Consumer Durable Goods....  7.3
Electrical & Electronics..  7.9
Internet..................  9.8

Media...................   0.2%
Semiconductor...........  15.4
Services................   2.6
Software................   6.0
Telecommunications......  30.6
Other assets............   9.8
                         -----
Total Net Assets........ 100.0%
                         =====

   The Notes to Financial Statements are an integral part of this statement.

Pilgrim Global Technology Fund, Inc.
Statement of Assets and Liabilities
June 30, 2000 (unaudited)

Assets
Investments, at value (cost $12,577,782) (Note 1)................  $11,029,164
Cash.............................................................    1,291,631
Due from Lexington Management Corporation (Note 2)...............       65,848
Dividends and interest receivable................................        8,138
Other receivables................................................           18
                                                                   -----------
   Total Assets..................................................   12,394,799
                                                                   -----------
Liabilities
Payable for investment securities purchased......................       46,333
Payable for fund shares redeemed.................................        5,114
Accrued expenses.................................................      117,013
                                                                   -----------
   Total Liabilities.............................................      168,460
                                                                   -----------
Net Assets (equivalent to $10.48 per share on 1,166,544 shares outstanding) (Note 4)...........................................  $12,226,339
                                                                   ===========
Net Assets consist of:
Capital stock -- authorized 1,000,000,000 shares, $.001 par value
 per share.......................................................  $     1,167
Additional paid-in-capital.......................................   13,537,684
Accumulated net investment loss..................................      (83,016)
Accumulated net realized gain on investments and foreign currency
 transactions....................................................      319,288
Unrealized depreciation of investments and foreign currency
 translation of other assets and liabilities.....................   (1,548,784)
                                                                   -----------
   Total Net Assets..............................................  $12,226,339
                                                                   ===========

Pilgrim Global Technology Fund, Inc.
Statement of Operations
Six months ended June 30, 2000 (unaudited)

Investment Income
 Dividends............................................ $   14,082
 Interest.............................................     23,279
                                                       ----------
                                                           37,361
 Less: foreign tax expense............................      2,546
                                                       ----------
 Total investment income..............................             $    34,815
Expenses
 Investment advisory fee (Note 2).....................     58,755
 Directors' fees and expenses.........................     98,467
 Transfer agent and shareholder servicing expenses
  (Note 2)............................................     18,067
 Registration fees....................................     17,405
 Printing and mailing expenses........................     16,922
 Custodian expenses...................................     15,011
 Audit fees...........................................     10,194
 Professional fees....................................      8,499
 Computer processing fees.............................      4,342
 Accounting expenses (Note 2).........................      2,093
 Other expenses.......................................      9,532
                                                       ----------
 Total expenses.......................................    259,287
 Less: expenses recovered under contract with
    investment adviser (Note 2).......................    130,347
    redemption fee proceeds (Note 3)..................     11,109
                                                       ----------
 Net expenses.........................................                 117,831
                                                                   -----------
 Net investment loss..................................                 (83,016)
Realized and Unrealized Gain (Loss) on Investments
 (Note 5)
Net realized gain (loss) on:
 Investments..........................................    319,312
 Foreign currency transactions........................        (24)
                                                       ----------
   Net realized gain..................................                 319,288
Net change in unrealized
 appreciation of:
 Investments.......................................... (1,548,618)
 Foreign currency translation of other assets and
  liabilities.........................................       (166)
                                                       ----------
   Net change in unrealized appreciation..............              (1,548,784)
                                                                   -----------
Net realized and unrealized loss......................              (1,229,496)
                                                                   -----------
Decrease in Net Assets resulting from Operations......             $(1,312,512)
                                                                   ===========

  The Notes to Financial Statements are an integral part of these statements.

Pilgrim Global Technology Fund, Inc.
Statement of Changes in Net Assets

                                                               Six months ended
                                                                June 30, 2000
                                                                 (unaudited)
                                                               ----------------
Operations:
Net investment loss...........................................   $   (83,016)
Net realized gain from investments and foreign currency
 transactions.................................................       319,288
Net change in unrealized appreciation of investments and
 foreign currency translation.................................    (1,548,784)
                                                                 -----------
  Net decrease in net assets resulting from operations........    (1,312,512)
                                                                 -----------
Capital Share Transactions: (Note 4)
Proceeds from sale of shares..................................    14,918,172
Cost of shares redeemed.......................................    (1,479,321)
                                                                 -----------
  Net increase in net assets from capital share transactions..    13,438,851
                                                                 -----------
Net increase in net assets....................................    12,126,339
Net Assets:
Beginning of period...........................................       100,000
                                                                 -----------
End of period (including accumulated net investment loss of
 $83,016).....................................................   $12,226,339
                                                                 ===========

   The Notes to Financial Statements are an integral part of this statement.

Pilgrim Global Technology Fund, Inc.
Notes to Financial Statements
June 30, 2000 (unaudited) and December 31, 1999

1.Significant Accounting Policies
Pilgrim Global Technology Fund, Inc. (formerly Lexington Global Technology Fund, Inc.) (the "Fund") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term growth of capital. The Fund's commencement of operations was December 27, 1999 with the investment of its initial capital. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Investments Securities transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Securities traded on a recognized stock exchange are valued at the last sales price reported by the exchange on which the securities are traded. If no sales price is recorded, the mean between the last bid and asked prices is used. Securities traded on the over-the-counter market are valued at the mean between the last current bid and asked prices. Short-term securities having a maturity of 60 days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available and other assets are valued by Fund management in good faith under the direction of the Fund's Board of Directors. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts, is accrued as earned.

   Foreign Currency Transactions Foreign currencies (and receivables and payables denominated in foreign currencies) are translated into U.S. dollar amounts at current exchange rates. Translation gains or losses resulting from changes in exchange rates and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations. In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Fund may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are closed and are reported in the statement of operations.

The Fund authorizes its custodian to place and maintain equity securities in a segregated account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward foreign currency contracts entered into with respect to position hedges. There were no forward foreign currency contracts outstanding at June 30, 2000.

   Federal Income Taxes It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.
   Distributions Dividends from net investment income and net realized capital gains are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Pilgrim Global Technology Fund, Inc.
Notes to Financial Statements
June 30, 2000 (unaudited) and December 31, 1999 (continued)


1.Significant Accounting Policies (continued)
   Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.Investment Advisory Fee and Other Transactions with Affiliate
The Fund paid an investment advisory fee to Lexington Management Corporation ("LMC") at the rate of 1.25% of average daily net assets. In connection with providing investment advisory services, LMC had entered into a sub-advisory contract with Stratos Advisors, Inc.("Stratos") under which Stratos provided the Fund with investment management services. Pursuant to the terms of the sub-advisory contract between LMC and Stratos, LMC paid Stratos a monthly sub-advisory fee at the annual rate of 0.625% of the Fund's average daily net assets. Effective June 7, 2000, LMC terminated the sub-advisory contract with Stratos. For 2000, the adviser has agreed to voluntarily limit the total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses but including management fee and operating expenses) to an annual rate of 2.50% of the Fund's average net assets. Total reimbursement was $130,347 for the six months ended June 30, 2000, and is set forth in the statement of operations.

The Fund also reimbursed LMC for certain expenses, including accounting and shareholder servicing costs of $4,309 which were incurred by the Fund, but paid by LMC.

3.Redemption Fee
A fee is charged on the redemption of shares equal to 2% of the redemption price of shares of the Fund held less than 90 days that are being redeemed. Redemption fee proceeds will be applied to the Fund's aggregate expenses allocable to providing custody and redemption services, including transfer agent fees, postage, printing, telephone costs and employment costs relating to the handling and processing of redemptions. Any excess fee proceeds will be added to the Fund's capital. Total redemption fee proceeds for the six months ended June 30, 2000 were $11,109. The amount available for offset against Fund expenses was $11,109 and is set forth in the statement of operations.

4.Capital Stock
Transactions in capital stock were as follows:

                                           Six months ended        Year ended
                                             June 30, 2000        December 31,
                                              (unaudited)             1999
                                         ----------------------  ---------------
                                          Shares      Amount     Shares  Amount
                                          ------      ------     ------  ------
Shares sold............................. 1,288,942  $14,918,171  10,000 $100,000
Shares redeemed.........................  (132,398)  (1,479,320)   --      --
                                         ---------  -----------  ------ --------
Net increase............................ 1,156,544  $13,438,851  10,000 $100,000
                                         =========  ===========  ====== ========

Pilgrim Global Technology Fund, Inc.
Notes to Financial Statements
June 30, 2000 (unaudited) and December 31, 1999 (continued)

5.Investment Transactions
The cost of purchases and proceeds from sales of securities for the six months ended June 30, 2000, excluding short-term securities, were $26,841,728 and $14,583,259, respectively.

At June 30, 2000, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $1,189,242 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $2,735,026.

6.Investment and Concentration Risks
The Fund's investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

In addition to the risks described above, risks may arise from forward foreign currency contracts as the result of the potential inability of counterparties to meet the terms of their contracts.

To the extent any future capital gains are offset by these losses, such gains may not be distributed to shareholders.

7.Subsequent Events
Effective on July 26, 2000, Lexington Global Asset Managers, Inc. was acquired by ReliaStar Financial Corp. ("ReliaStar"). In conjunction with the acquisition and following approval by the Fund's Board of Directors and shareholders, Pilgrim Investments, Inc., an indirect, wholly owned subsidiary of Reliastar, was appointed to the role of investment adviser to the Fund effective July 26, 2000. Pilgrim Securities, Inc., also an indirect, wholly owned subsidiary of Reliastar, was appointed distributor to the Fund on that date as well.

On May 1, 2000, ReliaStar Financial Corp. (NYSE:RLR), the indirect parent company of Pilgrim Investments, Inc., Adviser to the Funds, and Pilgrim Securities, Inc., Distributor to the Funds, entered into an agreement under which it will be acquired by ING Groep N.V. (NYSE:ING). ING Groep N.V. is a global financial institution active in the field of insurance, banking, and asset management in more than 60 countries, with almost 90,000 employees. Completion of the acquisition is contingent upon, among other things, approval by the Directors/Trustees of the Pilgrim Funds and certain shareholder and regulatory approvals. The closing of the acquisition is expected to occur during the third quarter of 2000.

Pilgrim Global Technology Fund, Inc.
Financial Highlights

Selected per share data for a share outstanding throughout the period:

                                                               Six months ended
                                                                June 30, 2000
                                                                 (unaudited)
                                                               ----------------
Net asset value, beginning of period..........................      $10.00
                                                                    ------
Income (loss) from investment operations:
 Net investment loss..........................................       (0.07)
 Net realized and unrealized gain on investments and foreign
  currencies..................................................        0.55
                                                                    ------
Total income from investment operations.......................        0.48
                                                                    ------
Net asset value, end of period................................      $10.48
                                                                    ======
Total return..................................................       9.86%*
Ratio to average net assets:
 Expenses, before reimbursement and redemption fee proceeds...       5.50%*
 Expenses, net of reimbursement and redemption fee proceeds...       2.50%*
 Net investment loss, before reimbursement and redemption fee
  proceeds....................................................     (4.76)%*
 Net investment loss..........................................     (1.76)%*
Portfolio turnover rate.......................................     312.27%*
Net assets, end of period (000's omitted).....................     $12,226

--------
* Annualized.

PILGRIM GLOBAL TECHNOLOGY
FUND, INC.

Investment Adviser                      All Shareholder requests for services of
Pilgrim Investments, Inc.               any kind should be sent to:
40 North Central Avenue
Suite 1200                              Transfer Agent
Phoenix, Arizona 85004-4408             Lexington Funds
                                        c/o DST Systems, Inc.
Distributor                             P.O. Box 219368
Pilgrim Securities, Inc.                Kansas City, Missouri 64121-6368
40 North Central Avenue
Suite 1200                              Or call toll free
Phoenix, Arizona 85004-4408             Service and Sales: 1-800-526-0056

www.lexingtonfunds.com

This report has been prepared for the information of the shareholders of Pilgrim Global Technology Fund, Inc. and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information. LEX282-SAR6/00